Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 26, 2024	Jun. 28, 2023	Jun. 29, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the
Compensation Discussion and Analysis
section of this Proxy Statement.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
							Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(7)	Pre-tax Income (in millions)(8)
Year	Summary Compensation Table Total for Mr. Roberts(1)	Compensation Actually Paid to Mr. Roberts(2)	Summary Compensation Table Total for Mr. Hochman(1)	Compensation Actually Paid to Mr. Hochman(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(5)(6)

2024			$7,701,599	$25,426,699	$1,889,279	$4,464,747	$309.69	$162.80	$155.3	$164.9

2023			$6,295,047	$8,012,657	$1,774,015	$1,942,847	$153.85	$163.00	$102.6	$90.8
2022	$5,933,303	$(36,452,258)	$1,826,257	$1,466,528	$1,272,805	$(1,887,955)	$95.24	$128.30	$117.6	$115.2
2021	$6,958,837	$54,264,076			$1,531,194	$5,036,832	$262.86	$140.63	$131.6	$145.2

(1)
The dollar amounts reported in column (b) are the amounts reported for Wyman Roberts, who served as the Company’s Chief Executive Officer for fiscal 2021 and part of fiscal 2022 in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column (d) are the amounts reported for Kevin Hochman, who served as the Company’s Chief Executive Officer for part of fiscal 2022 and all of fiscal 2023 and fiscal 2024, in the “Total” column of the Summary Compensation Table. Mr. Roberts retired from his position as CEO and President of Brinker and President of Chili’s Grill & Bar effective as of June 5, 2022. Mr. Hochman was appointed to serve as CEO and President of Brinker and President of Chili’s Grill & Bar effective as of June 6, 2022.

(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to Mr. Roberts and Mr. Hochman, as applicable, as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by such individual. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below for fiscal 2024. Equity values are calculated in accordance with ASC Topic 718, and the methodologies applied in the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Information on prior year calculations is included in our 2023 Proxy Statement.

	Reported Summary Compensation Table Total	[Less] Value of “Stock Awards” Reported in Summary Compensation Table	[Plus] Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value from Prior Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting Date of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value from Prior Fiscal Year End Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	[Less] Prior Year-End Fair Value of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions During Fiscal Year	Compensation Actually Paid to Mr. Hochman

2024	$7,701,599	$4,499,985	$10,878,515	$11,346,570	$—	$—	$—	$25,426,699

(3)
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s other NEOs as a group (excluding Mr. Roberts and Mr. Hochman) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2024, Mr. Taylor, Ms. White, Mr. Felix and Mr. Bertolone; (ii) for 2023, Mr. Taylor, Steven D. Provost, Ms. White, Mr. Felix, Richard A. Badgley and Wade R. Allen; (iii) for 2022, Mr. Taylor, Steven D. Provost, Richard A. Badgley and Charles A. Lousignont; and (iv) for 2021, Mr. Taylor, Steven D. Provost, Richard A. Badgley and Douglas N. Comings.

(4)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Roberts and Mr. Hochman), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below for fiscal 2024.
Equity
values are calculated in accordance with ASC Topic 718, and the methodologies applied in the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

	Average Reported Summary Compensation Table Total	[Less] Average Value of “Stock Awards” Reported in Summary Compensation Table	[Plus] Average Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	[Plus] Average Change in Fair Value from Prior Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Average Fair Value at Vesting Date of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Average Change in Fair Value from Prior Fiscal Year End Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	[Less] Average Prior Year-End Fair Value of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions During Fiscal Year	Average Compensation Actually Paid Non-PEO NEOs

2024	$1,889,279	$784,348	$1,761,151	$1,630,880	$—	$(32,215)	$—	$4,464,747

(5)
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the applicable
1-,
2-,
3-
or
4-
year measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price (or the index price) at the end of each of the Company’s fiscal year shown and the beginning of the measurement period, by (b) the Company’s share price (or the index price) at the beginning of the measurement period. The beginning of the measurement periods is June 25, 2020 for each year in the table.

(6)	The peer group used for this purpose is the S&P 500 Restaurants index.
(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)	Pre-tax income was the Company-selected metric. The dollar amounts reported represent the amount of pre-tax income reflected in the Company’s audited financial statements for the applicable year.

Company Selected Measure Name	Pre-tax income
Named Executive Officers, Footnote	The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s other NEOs as a group (excluding Mr. Roberts and Mr. Hochman) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2024, Mr. Taylor, Ms. White, Mr. Felix and Mr. Bertolone; (ii) for 2023, Mr. Taylor, Steven D. Provost, Ms. White, Mr. Felix, Richard A. Badgley and Wade R. Allen; (iii) for 2022, Mr. Taylor, Steven D. Provost, Richard A. Badgley and Charles A. Lousignont; and (iv) for 2021, Mr. Taylor, Steven D. Provost, Richard A. Badgley and Douglas N. Comings.
Peer Group Issuers, Footnote	The peer group used for this purpose is the S&P 500 Restaurants index.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to Mr. Roberts and Mr. Hochman, as applicable, as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by such individual. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below for fiscal 2024. Equity values are calculated in accordance with ASC Topic 718, and the methodologies applied in the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Information on prior year calculations is included in our 2023 Proxy Statement.

	Reported Summary Compensation Table Total	[Less] Value of “Stock Awards” Reported in Summary Compensation Table	[Plus] Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value from Prior Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting Date of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value from Prior Fiscal Year End Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	[Less] Prior Year-End Fair Value of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions During Fiscal Year	Compensation Actually Paid to Mr. Hochman

2024	$7,701,599	$4,499,985	$10,878,515	$11,346,570	$—	$—	$—	$25,426,699

Non-PEO NEO Average Total Compensation Amount	$ 1,889,279	$ 1,774,015	$ 1,272,805	$ 1,531,194
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,464,747	1,942,847	(1,887,955)	5,036,832
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Roberts and Mr. Hochman), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below for fiscal 2024.
Equity
values are calculated in accordance with ASC Topic 718, and the methodologies applied in the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

	Average Reported Summary Compensation Table Total	[Less] Average Value of “Stock Awards” Reported in Summary Compensation Table	[Plus] Average Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	[Plus] Average Change in Fair Value from Prior Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Average Fair Value at Vesting Date of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Average Change in Fair Value from Prior Fiscal Year End Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	[Less] Average Prior Year-End Fair Value of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions During Fiscal Year	Average Compensation Actually Paid Non-PEO NEOs

2024	$1,889,279	$784,348	$1,761,151	$1,630,880	$—	$(32,215)	$—	$4,464,747

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The list below represents the most important financial performance measures used to determine Compensation Actually Paid for fiscal year 2024 as further described in the
Compensation Discussion and Analysis
within the sections titled “Short-Term Incentives” and “Long-term Incentives”.

1.	EBITDA
2.	Revenues
3.	Pre-tax Income

Total Shareholder Return Amount	$ 309.69	153.85	95.24	262.86
Peer Group Total Shareholder Return Amount	162.8	163	128.3	140.63
Net Income (Loss)	$ 155,300,000	$ 102,600,000	$ 117,600,000	$ 131,600,000
Company Selected Measure Amount	164,900,000	90,800,000	115,200,000	145,200,000
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Pre-tax Income
Mr. Roberts [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,933,303	$ 6,958,837
PEO Actually Paid Compensation Amount			(36,452,258)	$ 54,264,076
PEO Name	Mr. Roberts
Mr. Hochman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,701,599	$ 6,295,047	1,826,257
PEO Actually Paid Compensation Amount	$ 25,426,699	$ 8,012,657	$ 1,466,528
PEO Name	Kevin Hochman
PEO | Mr. Hochman [Member] | Value of "Stock Awards" Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,499,985)
PEO | Mr. Hochman [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,878,515
PEO | Mr. Hochman [Member] | Change in Fair Value from Prior Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,346,570
PEO | Mr. Hochman [Member] | Fair Value at Vesting Date of Stock Awards Granted in Fiscal Year that Vested During FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Hochman [Member] | Change in Fair Value from Prior Fiscal Year End to Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Hochman [Member] | Prior YearEnd Fair Value of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Average Value of "Stock Awards" Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(784,348)
Non-PEO NEO | Average Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,761,151
Non-PEO NEO | Average Change in Fair Value from Prior Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,630,880
Non-PEO NEO | Average Fair Value at Vesting Date of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Average Change in Fair Value From Prior Fiscal YearEnd to Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,215)
Non-PEO NEO | Average Prior YearEnd Fair Value of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0